Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (480,000)	$ 1,936,000	$ 1,532,000	$ 4,284,000
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	756,000	663,000	893,000	856,000
Amortization of deferred finance costs	56,000	77,000	88,000	119,000
Stock-based compensation	4,319,000	4,652,000	4,810,000	4,618,000
Allowance for doubtful accounts	(2,000)	45,000	14,000	25,000
Amortization of seller note discount	392,000	438,000	576,000	579,000
Amortization of senior note discount	0	139,000	139,000	235,000
Deferred income tax benefit	(1,239,000)	(1,515,000)	(1,259,000)	(928,000)
Impairment of long-lived asset			6,000	0
Loss (gain) on extinguishment of debt	0	1,351,000	1,351,000	(422,000)
Gain on reduction of contingent obligations	(600,000)	(5,100,000)	(5,122,000)	(6,300,000)
Changes in operating assets and liabilities:
Accounts receivable	(1,826,000)	(1,305,000)	(127,000)	(1,262,000)
Inventory	(339,000)	(90,000)	(70,000)	0
Other assets			(43,000)	(94,000)
Prepaid expenses and other assets	37,000	23,000
Accounts payable and accrued expenses	1,666,000	(325,000)	(119,000)	581,000
Deferred revenue	(69,000)	(3,000)	(211,000)	185,000
Other liabilities	21,000	(53,000)	(75,000)	115,000
Net cash provided by operating activities	2,692,000	933,000	2,383,000	2,591,000
Cash flows used in investing activities
Cash consideration for the acquisition of the Ripka Brand	(12,365,000)	0
Purchase of property and equipment	(645,000)	(268,000)	(412,000)	(117,000)
Increase in long-term security deposit	0	(8,000)	(97,000)	(175,000)
Reduction of restricted cash for security deposit			0	175,000
Net cash used in investing activities	(13,010,000)	(276,000)	(509,000)	(117,000)
Cash flows provided by financing activities
Proceeds from term debt related to the Ripka Brand	9,000,000	0
Proceeds from term debt related to the Isaac Mizrahi Brand	0	13,000,000	13,000,000	0
Proceeds from issuance of Common Stock and warrants	0	5,000,000	5,000,000	2,000
Proceeds from issuance on exercise of stock options	6,000	0
Shares repurchased on vesting of restricted stock	(63,000)	0	(622,000)	(711,000)
Payment of contingent obligation	(315,000)	0
Payment of deferred finance costs	(239,000)	(217,000)	(217,000)	22,000
Payment of seller note	0	(500,000)	(1,500,000)	0
Prepayment fee on extinguishment of debt	0	(189,000)	(189,000)	0
Payment of expenses related to issuance of Common Stock	0	(310,000)	(311,000)	(3,000)
Repayment of long-term debt	0	(13,500,000)	(13,500,000)	0
Repayment of installment debt obligation			0	(556,000)
Repayment of lease obligation	0	(3,000)	(3,000)	(17,000)
Net cash provided by (used in) financing activities	8,389,000	3,281,000	1,658,000	(1,263,000)
Net increase (decrease) in cash and cash equivalents	(1,929,000)	3,938,000	3,532,000	1,211,000
Cash and cash equivalents, beginning of period	7,461,000	3,929,000	3,929,000	2,718,000
Cash and cash equivalents, end of period	5,532,000	7,867,000	7,461,000	3,929,000
Supplemental disclosure of non-cash activities:
Issuance of notes payable as partial consideration in the acquisition of the Ripka Brand (net of debt discount - see Note 6)	4,165,000	0
Issuance of Common Stock in connection with the acquisition of the Ripka Brand	2,286,000	0
Contingent obligations relating to the acquisition of the Ripka Brand	3,784,000	0
Shares issued in connection with settlement of debt			0	180,000
Warrants issued in connection with licensing activities			2,000	23,000
Restructure of Seller Note			337,000	0
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	93,000	240,000	119,000	62,000
Cash paid during the period for interest	$ 571,000	$ 928,000	$ 1,117,000	$ 1,243,000